Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
American Independence Kansas Tax-Exempt Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Independence Kansas Tax-Exempt Bond Fund

(the "Fund")

a series of

ALPS SERIES TRUST

Supplement dated September 13, 2019 to the Fund's Prospectus, Summary Prospectus, and Statement of Additional Information ("SAI")

each dated January 28, 2019, as each may have been subsequently supplemented and revised

 _______________________________

Effective as of the open of business on September 13, 2019, Carret Asset Management, LLC ("Carret") serves as the investment adviser to the Fund. Therefore, the disclosures contained in the Prospectus, Summary Prospectus and SAI as applicable, are revised as follows:

1.	Except for historical financial data regarding the fiscal year ended September 30, 2018, all references to Manifold Partners, LLC are deleted and replaced with Carret.

2.	All references to Carret as the Fund's investment sub-adviser are replaced with references to Carret as the Fund's investment adviser, and all references to advisory services provided by the sub-adviser are revised to refer to the adviser.

3.	All references to the Fund's website as www.americanindependence.com are deleted.

4.	All references to the Adviser's address are deleted and replaced with "320 Park Avenue, 18th Floor, New York, NY 10022".

5.	The new investment advisory agreement between Carret and the Fund may be terminated by Carret upon 120 (one-hundred and twenty) days' notice. Therefore, the sentence "The Adviser may terminate the Advisory Agreement upon sixty (60) days' notice" contained in the "Management" section of the Prospects and the "Investment Manager" section of the SAI are deleted and replaced with:

"The Adviser may terminate the Advisory Agreement upon 120 (one-hundred and twenty) days' notice."

6.	All references to Manifold Fund Advisors, LLC as the Fund's prior investment adviser are deleted.

_______________________________

Investors Should Retain This Supplement for Future Reference